Income Taxes - Summary of Tax Effects of Temporary Differences to Significant Portions of Deffered Tax Assets and Liabilities (Details) (10-K) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 19,417	$ 57
Total gross deferred tax assets	19,417	57
Less: valuation allowance	(19,417)	(57)
Net deferred tax assets